Equity - Schedule of Outstanding Non-Marketable Warrants (Details) - Dec. 31, 2008		$ / shares shares	₪ / shares shares
February 16, 2023 [Member]
Class of Warrant or Right [Line Items]
Number of outstanding warrants		42,765	42,765
Exercise price for one Ordinary share | $ / shares		$ 83.3
Expiration date		Feb. 01, 2028	Feb. 01, 2028
February 16, 2023 [Member]
Class of Warrant or Right [Line Items]
Number of outstanding warrants	[1]	4,000	4,000
Exercise price for one Ordinary share | ₪ / shares			₪ 306.5
Expiration date		Feb. 01, 2028	Feb. 01, 2028
June 15, 2023 [Member]
Class of Warrant or Right [Line Items]
Number of outstanding warrants		49,756	49,756
Exercise price for one Ordinary share | $ / shares		$ 60
Expiration date		Jun. 12, 2028	Jun. 12, 2028
January 25, 2024 [Member]
Class of Warrant or Right [Line Items]
Number of outstanding warrants		177,778	177,778
Exercise price for one Ordinary share | $ / shares		$ 25
Expiration date		Jan. 25, 2029	Jan. 25, 2029
May 14, 2025 [Member]
Class of Warrant or Right [Line Items]
Number of outstanding warrants		461,539	461,539
Exercise price for one Ordinary share | $ / shares		$ 3.75
Expiration date		May 14, 2030	May 14, 2030
May 14, 2025 [Member]
Class of Warrant or Right [Line Items]
Number of outstanding warrants		461,539	461,539
Exercise price for one Ordinary share | $ / shares		$ 3.75
Expiration date		May 14, 2026	May 14, 2026

[1]	Presented as a warrants’ liability in the balance sheet.